January 2, 2001

            (SUPERSEDES APPLICABLE SUPPLEMENTS DATED AUGUST 31, 2000)

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                       (AS SUPPLEMENTED NOVEMBER 22, 2000)
                                       FOR

FUND                                       DATED
Pioneer II                                 January 28, 2000
Pioneer Mid-Cap Fund                       January 28, 2000
Pioneer Strategic Income Fund              January 28, 2000
Pioneer High Yield Fund                    February 25, 2000
Pioneer Europe Fund                        February 28, 2000
Pioneer Indo-Asia Fund                     February 28, 2000
Pioneer Mid-Cap Value Fund                 February 28, 2000
Pioneer Equity-Income Fund                 February 28, 2000
Pioneer Small Company Fund                 February 28, 2000
Pioneer Limited Maturity Bond Fund         March 29, 2000
Pioneer Emerging Markets Fund              March 29, 2000
Pioneer International Growth Fund          March 29, 2000
Pioneer Micro-Cap Fund                     March 29, 2000
Pioneer Science & Technology Fund          March 31, 2000
Pioneer Fund                               May 1, 2000
Pioneer Cash Reserves Fund                 May 1, 2000 (as revised May 15, 2000)
Pioneer America Income Trust               May 1, 2000
Pioneer Real Estate Shares                 May 1, 2000
Pioneer Growth Shares                      May 1, 2000
Pioneer Balanced Fund                      May 1, 2000
Pioneer Tax-Free Income Fund               May 1, 2000
Pioneer World Equity Fund                  July 31, 2000
Pioneer Bond Fund                          September 29, 2000
Pioneer Tax-Managed Fund                   November 18, 1999


ADDITIONAL PAYMENTS TO DEALERS

From time to time, PFD or its affiliates may elect to make payments to broker-dealers in addition to the commissions described in the funds' statements of additional information. With respect to the above listed funds, PFD will reallow to participating broker/dealers the entire sales charge for all sales of Class A shares of the above listed funds for orders placed for IRA accounts from January 2, 2001 through April 30, 2001. In addition, PFD or its affiliates may elect to pay broker-dealers an additional commission based on the net asset value of all shares sold by a dealer during a particular period. With respect to each of the above listed funds, PFD has elected to pay participating dealers an amount equal to 0.50% of the net asset value of the fund's Class B shares sold to IRA accounts from January 2, 2001 through April 30, 2001. With respect to each of the above listed funds, PFD has elected to pay participating dealers an amount equal to 0.50% of the net asset value of the fund's Class C shares sold to IRA accounts from January 2, 2001 through April 30, 2001. In addition, PFD may elect to pay, at its own expense, additional cash or other incentives to dealers that sell or arrange for the sale of shares of the fund. Such cash or other incentives may take the form of payment for attendance at preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and preapproved sales campaigns or dealer-sponsored events. PFD may also elect to make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. PFD will offer such cash and other incentives only to the extent permitted by applicable law or by a self-regulatory agency such as the National Association of Securities Dealers, Inc.


            SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION FOR

FUND                                                   DATED
Pioneer Global Financials Fund                         December 29, 2000
Pioneer Global Health Care Fund                        December 29, 2000
Pioneer Telecoms Fund                                  December 29, 2000
Pioneer Europe Select Fund                             December 29, 2000

ADDITIONAL PAYMENTS TO DEALERS

From time to time, PFD or its affiliates may elect to make payments to broker-dealers in addition to the commissions described in the funds' statements of additional information. With respect to the above listed funds, PFD will reallow to participating broker/dealers the entire sales charge for all sales of Class A shares of the above listed funds for orders placed from January 2, 2001 through March 31, 2001, and PFD will reallow to participating broker/dealers the entire sales charge for all sales of Class A shares of the above listed funds for orders placed for IRA accounts from April 1, 2001 through April 30, 2001. In addition, PFD or its affiliates may elect to pay broker-dealers an additional commission based on the net asset value of all shares sold by a dealer during a particular period. With respect to each of the above listed funds, PFD has elected to pay participating dealers an amount equal to 0.50% of the net asset value of the fund's Class B shares sold from January 2, 2001 through March 31, 2001, and PFD has elected to pay participating dealers an amount equal to 0.50% of the net asset value of the fund's Class B shares sold to IRA accounts from April 1, 2001 through April 30, 2001. With respect to each of the above listed funds, PFD has elected to pay participating dealers an amount equal to 0.50% of the net asset value of the fund's Class C shares sold to IRA accounts from January 2, 2001 through April 30, 2001. In addition, PFD may elect to pay, at its own expense, additional cash or other incentives to dealers that sell or arrange for the sale of shares of the fund. Such cash or other incentives may take the form of payment for attendance at preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and preapproved sales campaigns or dealer-sponsored events. PFD may also elect to make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. PFD will offer such cash and other incentives only to the extent permitted by applicable law or by a self-regulatory agency such as the National Association of Securities Dealers, Inc.